Financial Instruments and Financial Risk Management - Summary of Provisionally Valued Outstanding Receivable And Payable Positions (Detail) lb in Thousands	12 Months Ended
	Dec. 31, 2023 $ / t USD_per_LB lb	Dec. 31, 2022 $ / t USD_per_LB lb
Receivable positions | Copper
Disclosure of fair value of settlement receivables and payables [line items]
Volume	127,000	168,000
Price | USD_per_LB	3.87	3.80
Receivable positions | Zinc
Disclosure of fair value of settlement receivables and payables [line items]
Volume	167,000	218,000
Price | USD_per_LB	1.20	1.35
Receivable positions | Lead (pounds in millions)
Disclosure of fair value of settlement receivables and payables [line items]
Volume	17,000	17,000
Price | USD_per_LB	0.94	1.05
Receivable positions | Steelmaking coal
Disclosure of fair value of settlement receivables and payables [line items]
Volume	504	388,000
Price | $ / t	264	257
Payable positions | Zinc
Disclosure of fair value of settlement receivables and payables [line items]
Volume	121,000	75,000
Price | USD_per_LB	1.20	1.35
Payable positions | Lead (pounds in millions)
Disclosure of fair value of settlement receivables and payables [line items]
Volume	15,000	18,000
Price | USD_per_LB	0.94	1.05